Contingencies and Capital Commitments (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 27, 2015	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011	Dec. 31, 2010	Dec. 11, 2015
Disclosure of other provisions [line items]
Guarantees with government current year			$ 3,179,000
Guarantees with government next year			4,990,000
Guarantees with government in two years			6,928,000
Tax expense (income)			38,646,000	$ 29,252,000
Value added tax payables			1,285,000	1,866,000
MEXICO | Tax contingent liability [member]
Disclosure of other provisions [line items]
Tax benefit assessment	$ 198,000
General import tax	30,000
Value added tax payables	90,000
Custom management tax	5,000
Tax fines	$ 94,000
Tax effect security bond							$ 211,000
PERU | Tax contingent liability [member]
Disclosure of other provisions [line items]
Tax expense (income)					$ 1,750,000	$ 1,750,000
Income tax interest and penaltie					573,000	573,000
Income tax letter bond					$ 838,000	$ 838,000
Income tax expense, interest and penalties, accrued			0	0
Lindero Project [member]
Disclosure of other provisions [line items]
Capital commitments			5,715,000
Provision for credit commitments [member]
Disclosure of other provisions [line items]
Undiscounted closure costs		$ 9,230,000
Progressive closure activities		3,646,000
Final closure activities		4,971,000
Post closure activities		$ 613,000
Bank letter of guarantee			$ 4,990,000	$ 3,179,000